------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

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                                                        hours per response: 5.0
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06445
                                   ----------------

                     The Herzfeld Caribbean Basin Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
          ------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900
                                                    ------------------

Date of fiscal year end: 06/30/2003
                         ----------------------

Date of reporting period: 06/30/2003
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SHAREHOLDER REPORT

                                  THE HERZFELD
                                CARIBBEAN BASIN
                                   FUND, INC.

                                 ANNUAL REPORT
                                 JUNE 30, 2003

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
PO Box 161465
Miami, FL 33116
(305) 271-1900

INVESTMENT ADVISOR
HERZFELD/CUBA
a division of Thomas J. Herzfeld Advisors, Inc.
PO Box 161465
Miami, FL 33116
(305) 271-1900

TRANSFER AGENT & REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116
(617) 443-6870

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street, 5th Floor
Boston, MA 02116

COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Kaufman, Rossin & Co., P.A.
2699 South Bayshore Drive
Miami, FL 33133
www.kaufmanrossin.com

                         Listed NASDAQ SmallCap Market
                                  Symbol: CUBA

The Herzfeld Caribbean Basin Fund's investment objective is long-term capital appreciation. To achieve its objective, the Fund invests in issuers that are likely, in the Advisor's view, to benefit from economic, political, structural and technological developments in the countries in the Caribbean Basin, which consists of Cuba, Jamaica, Trinidad and Tobago, the Bahamas, the Dominican Republic, Barbados, Aruba, Haiti, the Netherlands Antilles, the Commonwealth of Puerto Rico, Mexico, Honduras, Guatemala, Belize, Costa Rica, Panama, Colombia and Venezuela. The fund invests at least 80% of its total assets in a broad range of securities of issuers including U.S.-based companies, which engage in substantial trade with and derive substantial revenue from operations in the Caribbean Basin Countries.

LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------

August 12, 2003

Dear Fellow Stockholders:

We are pleased to present our annual report for the period ended June 30, 2003. On that date The Herzfeld Caribbean Basin Fund's net assets were $6,626,004 and its net asset value per share was $3.95 after payment of a distribution of $0.07746 per share, compared with $6,568,076, or $3.92 per share, at the beginning of the period. This represents a gain of 3.19% in net asset value after adjustment for the distribution and an increase of 2.70% in share price (after adjustment for the distribution) from $3.48 to $3.49 per share.

Calendar year 2003 is going quite well. Year-to-date (through August 12, 2003) our net asset value is up 26.90% (unaudited) while our share price has gained 17.17% (unaudited). Our net asset value was favorably impacted by the strong recovery in the share prices of cruise line stocks; CARNIVAL CORP. (CCL) and ROYAL CARIBBEAN CRUISES LTD. (RCL) are among our ten largest holdings and represented 4.96% and 4.89% of net assets as of June 30, 2003, respectively. Most of our other major holdings are also showing good performance so far in 2003. For example, FLORIDA EAST COAST INDUSTRIES (FLA) remains by far our largest position representing 22.05% of our net assets at fiscal yearend. Year-to-date FLA is up 29.57%, hitting a new yearly high as of the date of this letter at $30.22.

Since our fiscal year end, we have added one new company to the portfolio, GARMIN LTD. (GRMN), a Cayman Islands-incorporated company which manufactures, markets and distributes Global Positioning Systems (GPS).

We added to our  position in MARGO  CARIBE,  INC.  (MRGO),  a Puerto  Rico-based distributor of lawn and garden products. Shares of MRGO are up 129.71% year-to-date.

[PHOTO]
Thomas J. Herzfeld
Chairman and President

--------------------------------------------------------------------------------

LARGEST ALLOCATIONS

The following tables present our largest investment and geographic allocations as of June 30, 2003.

--------------------------------------------------------------------------------
GEOGRAPHIC ALLOCATION                                            % OF NET ASSETS
---------------------                                            ---------------

USA                                                                   49.67%
Mexico                                                                15.55%
Cayman Islands                                                        10.07%
Puerto Rico                                                            4.26%
Netherlands Antilles                                                   3.95%
Latin American Regional                                                3.89%
Belize                                                                 2.09%
Panama                                                                 1.82%
Virgin Islands                                                         1.48%
Costa Rica                                                             0.79%
Dominican Republic                                                     0.62%
Colombia                                                               0.60%
Venezuela                                                              0.15%
Cuba                                                                   0.00%
--------------------------------------------------------------------------------
LARGEST PORTFOLIO POSITIONS                                      % OF NET ASSETS
---------------------------                                      ---------------

Florida East Coast Industries Inc.                                    22.06%
Consolidated Water Co.                                                 7.59%
Florida Rock Industries                                                6.54%
Carnival Corp.                                                         4.96%
Royal Caribbean Cruises Ltd.                                           4.89%
Margo Caribe Inc.                                                      4.26%
Watsco Incorporated                                                    4.21%
Orthofix International N.V                                             3.95%
Coca Cola Femsa                                                        3.70%
Latin American Equity Fund                                             2.63%
--------------------------------------------------------------------------------

PREMIUM/DISCOUNT

As the graph below depicts, the Fund has traded at both premiums and discounts every year except the year of inception in which it traded only at a premium. As I have stated before, we believe that closed-end funds trading at discounts to net asset value represent good value.

[GRAPHIC OMITTED]

PREMIUM/DISCOUNT OF THE HERZFELD CARIBBEAN BASIN FUND FROM INCEPTION

--------------------------------------------------------------------------------

Daily net asset values and press releases on the Fund are available on the Internet at www.herzfeld.com.

I would like to thank the members of the Board of Directors for their hard work and guidance and also to thank my fellow stockholders for their continued support and suggestions.

                                        Sincerely,
                                        /s/Thomas J. Herzfeld
                                        ---------------------
                                        Thomas J. Herzfeld
                                        Chairman of the Board and President

SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

Shares or Principal Amount            Description                   Market Value
--------------------------            -----------                   ------------

Common stocks - 94.94% of net assets

Banking and finance - 3.05%
   8,000    Bancolombia S.A.                                            $ 39,520
  15,120    Banco Latinoamericano de Exportaciones, S.A.                 120,507
  28,300    Grupo Financiero BBVA Bancomer, S.A. de C.V. Series O*        23,959
   3,600    Grupo Financiero Banorte, S.A. de C.V. Series O*              10,182
   8,400    Grupo Financiero Inbursa, S.A. de C.V. Series O*               8,183

Communications - 8.31%
  11,000    America Movil, S.A. de C.V. Series A                          10,294
  43,800    America Movil, S.A. de C.V. Series L                          41,154
  11,100    America Telecom, S.A. de C.V. Series A1                       10,430
   4,400    Atlantic Tele-Network, Inc.                                   98,076
  72,000    AT&T Latin America Corp.*                                      9,360
  11,100    Carso Global Telecom, S.A. de C.V., Series A1*                14,134
  14,500    Grupo Iusacell, S.A. de C.V. Series V*                           449
  19,000    Grupo Radio Centro, S.A. ADR                                 102,980
   3,400    Grupo Televisa S.A. GDR*                                     117,300
  12,100    Grupo Televisa, S.A. Series CPO*                              20,940
  11,000    Telefonos de Mexico, S.A. de C.V. Series A                    17,381
  39,300    Telefonos de Mexico, S.A. de C.V. Series L                    61,870
  21,000    Tricom, S.A. ADR*                                             40,950
  13,900    TV Azteca, S.A. de C.V. Series CPO*                            5,598

Conglomerates - 2.96%
   4,900    Alfa, S.A. de C.V. Series A*                                   9,842
  42,024    Carlisle Holdings, Inc.*                                     138,679
   3,100    Corporacion Interamericana de Entretenimiento,
            S.A. de C.V. - Series B*                                       5,504
   4,200    Desc, S.A. de C.V. Series B                                    1,611
   3,300    Grupo Carso, S.A. de C.V. Series A1*                           9,998
   3,300    U.S. Commercial Corp., S.A. de C.V.*                           1,361
   2,600    Vitro, S.A. Series A                                           1,807
  13,000    Vitro Sociedad Anonima ADR                                    27,170

---------------------------------------
*Non-income producing

                            See accompanying notes.

--------------------------------------------------------------------------------

Shares or Principal Amount            Description                   Market Value
--------------------------            -----------                   ------------

Construction and related - 9.13%
  10,000    Cemex, S.A. de C.V. Series CPO                              $ 44,679
   1,936    Ceramica Carabobo Class A ADR*                                 2,762
   4,000    Consorcio ARA, S.A. de C.V. Series A1*                         7,958
   5,200    Empresas ICA, Sociedad Controladora, S.A. de C.V.*             1,172
  10,500    Florida Rock Industries, Inc.                                433,440
  19,950    Mastec, Inc.*                                                114,912

Consumer products and related manufacturing - 9.82%
 800,000    Atlas Electricas, S.A.                                        52,080
  11,400    Coca Cola Femsa, S.A. de C.V. ADR                            245,100
   6,400    Grupo Casa Saba, S.A. ADR*                                    74,560
  16,850    Watsco Incorporated                                          279,036

Food, beverages and tobacco - 0.80%
   5,800    Fomento Economico Mexicano, S.A. de C.V. Series UBD           23,912
   7,300    Grupo Bimbo, S.A. de C.V. Series A                            12,248
   7,300    Grupo Modelo, S.A. de C.V. Series C                           16,658

Investment companies - 3.75%
  15,245    The Latin America Equity Fund, Inc.                          174,555
   7,900    The Latin American Discovery Fund, Inc.                       74,102

Leisure - 9.85%
  10,100    Carnival Corp.                                               328,351
  14,000    Royal Caribbean Cruises Ltd.                                 324,240

Medical - 3.95%
   8,000    Orthofix International N.V.*                                 261,920

Pulp and paper - 0.23%
   5,700    Kimberly-Clark de Mexico, S.A. de C.V. Series A               15,302

Railroad and landholdings - 22.06%
  57,200    Florida East Coast Industries, Inc.                        1,461,460

---------------------------------------
*Non-income producing

                            See accompanying notes.

--------------------------------------------------------------------------------

Shares or Principal Amount            Description                   Market Value
--------------------------            -----------                   ------------

Retail - 0.98%
   3,700    Controladora Comercial Mexicana, S.A. de C.V. Series UBC    $  2,480
   1,380    Grupo Elektra, S.A. de C.V. Series CPO                         4,233
   7,900    Wal-Mart de Mexico, S.A. de C.V. Series C                     21,284
  12,500    Wal-Mart de Mexico, S.A. de C.V. Series V                     36,924

Trucking and marine freight - 5.13%
     800    Seaboard Corporation                                         165,600
  46,600    Trailer Bridge, Inc.*                                        152,382
  10,000    Grupo TMM, S.A. ADR*                                          22,000

Utilities - 10.07%
  12,000    Caribbean Utilities Ltd., Class A                            164,400
  32,600    Consolidated Water, Inc.                                     502,692

Other - 4.85%
   2,414    Mantex S.A.I.C.A*                                              6,526
  39,120    Margo Caribe Inc.*                                           282,055
     843    Siderurgica Venezolana Sivensa ADR*                              553
      75    Siderurgica Venezolana Sivensa Series B                           49
  20,000    Xcelera, Inc.*                                                31,800
                                                                     -----------
TOTAL COMMON STOCKS (COST $6,214,195)                                $ 6,290,664

Bonds - 0% of net assets
165,000  Republic of Cuba - 4.5%, 1977 - in default (cost $63,038) (note 2)*  --

OTHER ASSETS LESS LIABILITIES - 5.06% OF NET ASSETS                    $ 335,340
                                                                     -----------
NET ASSETS - 100%                                                    $ 6,626,004
                                                                     -----------
---------------------------------------
*Non-income producing

                            See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

ASSETS

  Investment in securities, at market value
     (cost $6,277,233) (Note 2)                                    $  6,290,664
  Cash                                                                  341,984
  Dividends receivable                                                    8,493
  Other assets                                                           40,749
                                                                   -------------
  TOTAL ASSETS                                                     $  6,681,890

LIABILITIES

  Accrued investment advisor fee (Note 3)   $     22,799
  Other payables                                  33,087
                                            -------------
  TOTAL LIABILITIES                                                      55,886
                                                                   -------------
NET ASSETS (Equivalent to $3.95 per share
  based on 1,677,636 shares outstanding)                           $  6,626,004
                                                                   =============
NET ASSETS CONSIST OF THE FOLLOWING:
  Common stock, $.001 par value;  100,000,000
     shares authorized;  1,677,636 shares issued
     and outstanding                                               $      1,678
  Additional paid-in capital                                          8,362,502
  Accumulated net investment  loss                                   (1,129,902)
  Accumulated  net realized loss on investments                        (621,705)
  Net unrealized gain on investments                                     13,431
                                                                   -------------
TOTAL                                                              $  6,626,004
                                                                   =============
                            See accompanying notes.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                        $     77,124

EXPENSES
  Investment advisor fee (Note 3)           $      84,837
  Custodian fees                                   54,000
  Professional  fees                               34,450
  Insurance                                        25,631
  Transfer agent fees                              17,986
  Listing fees                                     15,000
  Printing                                          8,162
  Director fees                                     7,800
  Postage                                           5,870
  Miscellaneous                                     9,402
                                            -------------
     Total expenses                                                     263,138
                                                                   -------------
     INVESTMENT LOSS - NET                                        ($    186,014)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net  realized  loss on  investments
     and foreign  currency                       (964,095)
  Change in unrealized gain on investments
     and foreign currency                       1,337,987
                                            -------------
     NET GAIN ON INVESTMENTS                                            373,892
                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $    187,878
                                                                   =============
                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2003 AND 2002
--------------------------------------------------------------------------------
                                                        2003             2002

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Investment loss - net                             ($  186,014)    ($  176,134)
  Net  realized  gain (loss) on
     investments  and foreign  currency                (964,095)        129,946
  Change in unrealized gain
     (loss) on investments and foreign  currency      1,337,987      (1,768,169)
                                                    ------------    ------------
  Net increase (decrease) in net assets from
     operations                                         187,878      (1,814,357)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income and short-term realized
     gains                                                   --        (170,448)
  Realized gains - long-term                           (129,950)        (89,753)
     Total distributions                               (129,950)       (260,201)
                                                    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             $    57,928     ($2,074,558)

NET ASSETS:

  Beginning of year                                 $ 6,568,076     $ 8,642,634
                                                    ------------    ------------
  End of year                                       $ 6,626,004     $ 6,568,076
                                                    ============    ============

                            See accompanying notes.

FINANCIAL HIGHLIGHTS
YEARS ENDED JUNE 30, 1999 THROUGH 2003
--------------------------------------------------------------------------------

                                               2003              2002              2001              2000              1999
                                           ------------      ------------      ------------      ------------      ------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period       $       3.92      $       5.15      $       5.02      $       6.12      $       6.43
                                           ------------      ------------      ------------      ------------      ------------
Operations:
  Net investment loss                             (0.11)            (0.10)            (0.07)            (0.10)            (0.11)
  Net realized and unrealized gain (loss)
     on investments                               (0.22)            (0.98)             0.20             (1.00)             0.51
                                           ------------      ------------      ------------      ------------      ------------
     Total from (to) operations                   (0.11)            (1.08)             0.13             (1.10)             0.40
                                           ------------      ------------      ------------      ------------      ------------
Distributions:
  From investment income net                         --             (0.10)               --                --                --
                                                             ------------
  From net realized gains                         (0.08)            (0.05)               --                --             (0.71)
                                           ------------      ------------                                          ------------
     Total distributions                          (0.08)            (0.15)               --                --             (0.71)

Net asset value, end of period             $       3.95      $       3.92      $       5.15      $       5.02      $       6.12
                                           ------------      ------------      ------------      ------------      ------------
Per share market value, end of period      $       3.49      $       3.48      $       4.20      $       5.06      $       6.00
                                           ------------      ------------      ------------      ------------      ------------
Total investment return (loss) based on
  market value per share                           2.70%           (13.45%)          (17.04%)          (15.63%)           11.83%
                                           ------------      ------------      ------------      ------------      ------------
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000's)       $      6,626      $      6,568      $      8,643      $      8,424      $     10,272
                                           ------------      ------------      ------------      ------------      ------------
Ratio of expenses to average net assets            4.46%             3.77%             3.11%             3.11%             3.30%
                                           ------------      ------------      ------------      ------------      ------------
Ratio of investment loss -
  net to average net assets                       (3.15%)           (2.45%)           (1.33%)           (1.76%)           (1.95%)
                                           ------------      ------------      ------------      ------------      ------------
Portfolio turnover rate                               3%               18%               27%               10%               59%
                                           ------------      ------------      ------------      ------------      ------------

                            See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND RELATED MATTERS
--------------------------------

The Herzfeld Caribbean Basin Fund, Inc. (the Fund) is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on March 10, 1992, and registered under the Investment Company Act of 1940. The Fund commenced investing activities in January, 1994. The Fund is listed on the NASDAQ SmallCap Market and trades under the symbol "CUBA".

The Fund's investment policy is to invest at least 80% of its assets in investments that are economically tied to Caribbean Basin Countries. The Fund's investment objective is to obtain long-term capital appreciation. The Fund pursues its objective by investing primarily in equity and equity-linked securities of public and private companies, including U.S.- based companies, (i) whose securities are traded principally on a stock exchange in a Caribbean Basin Country or (ii) that have at least 50% of the value of their assets in a Caribbean Basin Country or (iii) that derive at least 50% of their total revenue from operations in a Caribbean Basin Country. The Fund's investment objective is fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting securities.

At June 30, 2003, the Fund had investments in companies operating principally in Mexico, and the Cayman Islands, representing approximately 16% and 10% of the Fund's net assets, respectively.

The Fund's custodian and transfer agent is Investors Bank & Trust Company, based in Boston, Massachusetts.

SECURITY VALUATION
------------------

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INCOME RECOGNITION
------------------

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recognized on the exdividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

DEPOSITS WITH FINANCIAL INSTITUTIONS
------------------------------------

The Fund may, during the course of its operations, maintain account balances with financial institutions in excess of federally insured limits.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
-----------------------------------------------------------

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INCOME TAXES
------------

The Fund qualifies as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) is not subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders.

The Fund has adopted a June 30 year-end for federal income tax purposes.

DISTRIBUTIONS TO STOCKHOLDERS
-----------------------------

Distributions to stockholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2. NON-MARKETABLE SECURITY OWNED

Investment in securities include $165,000 principal, 4.5%, 1977 Republic of Cuba bonds purchased for $63,038. The bonds are listed on the New York Stock Exchange and had been trading in default since 1960. A "regulatory halt" on trading was imposed by the New York Stock Exchange in July, 1995. As of June 30, 2003, the position was valued at $0 by the Board of Directors, which approximates the bonds' fair value.

NOTE 3. TRANSACTIONS WITH AFFILIATES

HERZFELD / CUBA (the Advisor), a division of Thomas J. Herzfeld Advisors, Inc., is the Fund's investment advisor and charges a monthly fee at the annual rate of 1.45% of the Fund's average daily net assets. Total fees for the year ended June 30, 2003 amounted to $84,837.

During the year ended June 30, 2003, the Fund paid $1,380 of brokerage commissions to Thomas J. Herzfeld & Co., Inc., an affiliate of the Advisor.

NOTE 4. INVESTMENT TRANSACTIONS

During the fiscal year ended June 30, 2003, purchases and sales of investment securities were $191,006 and $888,776, respectively.

At June 30, 2003, the Fund's investment portfolio had gross unrealized gains of $1,551,526 and gross unrealized losses of $1,538,095, resulting in a net unrealized gain of $13,431.

DIRECTORS AND OFFICERS OF THE FUND
--------------------------------------------------------------------------------
NAME                                       POSITION(S)        TERM OF OFFICE AND
ADDRESS                                       HELD          LENTH OF TIME SERVED
AGE                                        WITH FUND
--------------------------------------------------------------------------------

Officers
--------

THOMAS J.  HERZFELD                        President,            three years;
PO Box 161465                              Chairman,             1993 to present
Miami, FL 33116                            Director
Age: 58

CECILIA L. GONDOR                          Secretary,            three years;
PO Box 161465                              Treasurer,            1993 to present
Maimi, FL 33116                            Director
Age: 41

Independent Directors
---------------------

ANN S. LIEFF                               Director              three years;
c/o The Herzfeld Caribbean                                       1998 to present
Basin Fund, Inc.
PO Box 161465
Miami, FL 33116
Age: 52

MICHAEL A. RUBIN                           Director              three years;
c/o The Herzfeld Caribbean                                       2002 to present
Basin Fund, Inc.
PO Box 161465
Miami, FL 33116
Age: 61

ALBERT L. WEINTRAUB                        Director              three years;
c/o The Herzfeld Caribbean                                       1999 to present
Basin Fund, Inc.
PO Box 161465
Miami, FL 33116
Age: 74

--------------------------------------------------------------------------------
PRINCIPAL OCCUPATION(S)         NUMBER OF PORTFOLIOS             PUBLIC
DURING PAST 5 YEARS             IN COMPLEX OVERSEEN           DIRECTORSHIPS
                                    BY DIRECTOR
--------------------------------------------------------------------------------

Chairman and President of                 2               The Cuba Fund, Inc.
Thomas J. Herzfeld & Co., Inc.,                           (in registration)
a broker dealer, and Thomas J.
Herzfeld Advisors, Inc.

Executive Vice President of               2               The Cuba Fund, Inc.
Thomas J. Herzfeld & Co., Inc.,                           (in registration)
a broker dealer, and Thomas J.
Herzfeld Advisors, Inc.

President of the Lieff Company, a         1               Hastings
management consulting firm that                           Entertainment, Inc.;
offers business solutions,                                Claire's Stores, Inc.;
strategies  and  CEO  mentoring  to                       Mayors Jewelers, Inc.
corporations  and women/family
owned businesses, 1998-present;
former CEO Spec's Music 1980-1998,
a retailer of recorded music.

Partner of Michael A. Rubin P.A.,         1               Margo Caribe, Inc.
attorney at law; Broker, Oaks
Management & Real Estate Corp.,
a real estate corporation

Senior Partner of Weintraub,              1               None
Weintraub;  of counsel Orshan
et al,  attornies;  Chairman of
E-Lysium Transaction Systems, Inc.,
an application service provider of
transaction processing, billing
and payment systems

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

KAUFMAN
ROSSIN &
CO.

PROFESSIONAL
------------
ASSOCIATION

Certified Public Accountants

To the Board of Directors and Stockholders
The Herzfeld Caribbean Basin Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Herzfeld Caribbean Basin Fund, Inc. as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures include confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Herzfeld Caribbean Basin Fund, Inc. as of June 30, 2003, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Kaufman, Rossin & Co.
-------------------------
Kaufman, Rossin & Co.
Miami, Florida
July 18, 2003

PRIVACY POLICY
--------------------------------------------------------------------------------

INFORMATION WE COLLECT

We collect nonpublic information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees who need to know that information to provide services to you.

THE HERZFELD CARIBBEAN BASIN FUND, INC.
The Herzfeld Building
P. O. Box 161465
Miami, FL 33116

Item 2.   Code of Ethics

          A response to this item is not yet required.

Item 3.   Audit Committee Financial Expert

          A response to this item is not yet required.

Item 4.   Principal Accountant Fees and Services

          A response to this item is not yet required.

Item 5.   Audit Committee of Listed Registrants

          A response to this item is not yet required.

Item 6.   Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

It is the policy of the Board of Directors of the Fund (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund's investment adviser (the "Adviser") as a part of the Adviser's general management of the Fund, subject to the Board's continuing oversight.

With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Item 8.   Reserved.

Item 9.   Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits

          (a)(1) Requirement to file an exhibit under this item 10(a) is not applicable.

          (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 99.CERT.

          (b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By:  /s/ Thomas J. Herzfeld
     -------------------------
     Thomas J. Herzfeld
     President and Chairman

Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Thomas J. Herzfeld
     -------------------------
     Thomas J. Herzfeld
     President and Chairman

Date: August 20, 2003

By:  /s/ Cecilia L. Gondor
     -------------------------
     Cecilia L. Gondor
     Secretary and Treasurer
     (Principal Financial Officer)

Date: September 5, 2003